Schedule of Reconciling of Net Loss (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net loss	¥ (534,685)	¥ (661,966)	¥ (478,633)
Reconciling items	(192,484)	(397,929)	(332,909)
JAPAN
Net loss	(342,201)	(264,037)	(145,724)
UNITED STATES
Net loss	¥ (534,685)	¥ (661,966)	¥ (478,633)